Other (Losses)/Gains - Net - Schedule of Other (Losses)/Gains - Net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Other Income (Losses) Net [Abstract]
Net foreign exchange (losses)/gains			¥ 7,762		¥ (741)
Investment income from investments at fair value through profit and loss and wealth management products			526		138
Other (loss)/gain	¥ (7,000)	$ (1,100)	953		(7,037)
Other (losses)/gains - net			¥ 9,241	$ 1,378	¥ (7,640)